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Dimensional International Core Equity 2 ETF
Dimensional International Core Equity 2 ETF
Investment Objective
The investment objective of the Dimensional International Core Equity 2 ETF (the “International Core Equity 2 ETF” or “Portfolio”) is to achieve long-term capital appreciation.
Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the International Core Equity 2 ETF. You may also incur usual and customary brokerage commissions when buying or selling shares of the Portfolio, which are not reflected in the table or Example that follows.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay eachyear as a percentage of the value of your investment)
Annual Fund Operating Expenses	Dimensional International Core Equity 2 ETF Dimensional International Core Equity 2 ETF
Management Fee	0.20%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.23%

EXAMPLE

This Example is meant to help you compare the cost of investing in the International Core Equity 2 ETF with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs whether you redeem or hold your shares would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Dimensional International Core Equity 2 ETF | Dimensional International Core Equity 2 ETF | USD ($)	24	74	130	293

Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Dimensional International Core Equity 2 ETF | Dimensional International Core Equity 2 ETF | USD ($)	24	74	130	293

PORTFOLIO TURNOVER

The International Core Equity 2 ETF pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the period March 23, 2022 to October 31, 2022, the Portfolio’s portfolio turnover rate was 5% of the average value of its investment portfolio.

Principal Investment Strategies

To achieve the International Core Equity 2 ETF’s investment objective, the Advisor implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies, sectors, and countries. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The Portfolio is designed to purchase a broad and diverse group of securities of non-U.S. companies in developed markets. The Portfolio invests in companies of all sizes, with increased exposure to smaller capitalization, lower relative price, and higher profitability companies as compared to their representation in the International Universe. For purposes of this Portfolio, the Advisor defines the International Universe as a market capitalization weighted set (e.g., the larger the company, the greater the proportion of the International Universe it represents) of non-U.S. companies in developed markets that have been authorized as approved markets for investment by the Advisor’s Investment Committee. The Portfolio’s increased exposure to smaller capitalization, lower relative price, and higher profitability companies may be achieved by decreasing the allocation of the Portfolio’s assets to larger capitalization, higher relative price, or lower profitability companies relative to their weight in the International Universe. An equity issuer is considered to have a high relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

The Portfolio intends to purchase securities of companies associated with developed market countries that the Advisor has designated as approved markets. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in equity securities. The Advisor determines company size on a country or region-specific basis and based primarily on market capitalization. The percentage allocation of the assets of the Portfolio to securities of the largest high relative price companies will generally be reduced from between 5% and 35% of their percentage weight in the International Universe. As of December 31, 2022, securities of the largest high relative price companies in the International Universe comprised approximately 16% of the International Universe and, if the Portfolio had been in operation, the Advisor would have allocated approximately 8% of the Portfolio to securities of the largest high relative price companies in the International Universe. The percentage by which the Portfolio’s allocation to securities of the largest high relative price companies is reduced will change due to market movements and other factors.

The Advisor may also increase or reduce the Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The Portfolio may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country, or by entering into equity swap agreements. The Portfolio also may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Because many of the Portfolio’s investments may be denominated in foreign currencies, the Portfolio may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of a foreign securities or to transfer cash balances from one currency to another currency.

The Portfolio may lend its portfolio securities to generate additional income.

The Portfolio is an actively managed exchange-traded fund and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than such index funds.

Principal Risks

Because the value of your investment in the International Core Equity 2 ETF will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Portfolio that owns them, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Portfolio does not hedge foreign currency risk.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Depositary receipts that are not sponsored by the issuer may be less liquid and there may be less readily available public information about the issuer.

Small and Mid-Cap Company Risk: Securities of small and mid-cap companies are often less liquid than those of large companies and this could make it difficult to sell a small or mid-cap company security at a desired time or price. As a result, small and mid-cap company stocks may fluctuate relatively more in price. In general, small and mid-capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Value Investment Risk: Value stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Portfolio to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. Value stocks also may underperform the market for long periods of time.

Market Trading Risk: Active trading markets for the Portfolio’s shares may not be developed or maintained by market makers or authorized participants. Authorized participants are not obligated to make a market in the Portfolio’s shares or to submit purchase or redemption orders for creation units. Trading in shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of the Portfolio will continue to be met.

Premium/Discount Risk: The net asset value (“NAV”) of the Portfolio and the value of your investment may fluctuate. Disruptions to creations and redemptions or the market price of the Portfolio’s holdings, the existence of extreme market volatility or potential lack of an active trading market for shares may widen bid-ask spreads and result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

International Closed Market Trading Risk: To the extent that the underlying securities held by the Portfolio trade on an exchange that is closed when the securities exchange on which the Portfolio shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Derivatives Risk: Derivatives are instruments, such as futures contracts, and options thereon, foreign currency forward contracts, and swaps, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, settlement, liquidity, interest rate, market, credit and management risks, as well as the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Advisor’s control, including instances at third parties. The Portfolio and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Cyber Security Risk: The Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Large Shareholder Risk: Certain shareholders, including other funds or accounts advised by the Advisor, may from time to time own a substantial amount of the Portfolio’s shares. In addition, a third party investor, the Advisor, an authorized participant, a lead market maker, or another entity may invest in the Portfolio and hold its investment for a limited period of time solely to facilitate commencement of the Portfolio or to facilitate the Portfolio achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Portfolio would be maintained at such levels or that the Portfolio would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Portfolio. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Performance

Performance information is not available for the International Core Equity 2 ETF because it has not yet completed a full calendar year of operations. Updated performance information for the Portfolio can be obtained in the future by visiting https://www.dimensional.com/us-en/funds.